UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21946

Old Field Fund, LLC

(Exact name of Registrant as specified in charter)

733 Third Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-532-3651

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1.	Reports to Unitholders.

Old Field Fund, LLC

(In the Process of Liquidation)

Semi-Annual Report (unaudited)

September 30, 2011

OLD FIELD FUND, LLC

(In the Process of Liquidation)

FINANCIAL STATEMENTS (unaudited)

For the six-month period ended

September 30, 2011

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Old Field Master Fund, LLC

    (In the Process of Liquidation)

Financial Statements

Exhibit A

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Statement of Assets, Liabilities and Members’ Equity (unaudited)

September 30, 2011

(expressed in U.S. dollars)

ASSETS

Investment in Old Field Fund, LDC, at fair value (See Note A)	$4,961,595

MEMBERS’ EQUITY	$4,961,595

Value of members’ equity per unit - based on 60,219 member units of beneficial interest outstanding	$82.39

Analysis of members’ equity:
Capital subscriptions	$42,010,000
Capital distributions	(30,542,715)
Accumulated undistributed net investment loss	(2,540,469)
Accumulated undistributed net realized loss on investments in investment funds	(2,069,655)
Net unrealized depreciation on investments in investment funds	(1,895,566)

MEMBERS’ EQUITY	$4,961,595

See notes to financial statements.

1

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Statement of Operations (unaudited)

For the six-month period ended September 30, 2011

(expressed in U.S. dollars)

Realized and unrealized gain/(loss) allocated from Old Field Fund, LDC
Net realized gain from investments in investments funds allocated from Old Field Fund, LDC	$861,172
Net change in unrealized depreciation on investments in investment funds allocated from Old Field Fund, LDC	(974,325)

Net realized and unrealized loss allocated from Old Field Fund, LDC	(113,153)

Net investment income/(loss) allocated from Old Field Fund, LDC
Interest income	989
Management fee	(79,528)
Less: management fee waived – voluntary	35,924
Professional fees	(55,986)
Administration fee	(50,138)
Directors fee	(7,498)
Other expenses	(4,134)

(160,371)

Fund expense limitation and reimbursement waiver – involuntary	95,807

Net investment loss allocated from Old Field Fund, LDC	(64,564)

Net decrease in members’ equity from operations	$(177,717)

See notes to financial statements.

2

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Statement of Changes in Members’ Equity

(expressed in U.S. dollars)

	For the six-month period ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
From Operations:
Net realized gain from investments in investments funds allocated from Old Field Fund, LDC	$861,172	$2,358,600
Net change in unrealized depreciation on investments in investment funds allocated from Old Field Fund, LDC	(974,325)	(1,074,030)
Net investment loss allocated from Old Field Fund, LDC	(64,564)	(526,974)

Net (decrease)/increase in members’ equity from operations	(177,717)	757,596

Members’ equity transactions:
Liquidating distribution of units - (166,887 and 192,150 units for the six-month period ended September 30, 2011 and year ended March 31, 2011, respectively)	(14,346,578)	(16,196,137)

Net decrease in members’ equity	(14,524,295)	(15,438,541)
Members’ equity at beginning of period	19,485,890	34,924,431

Members’ equity at end of period	$4,961,595	$19,485,890

See notes to financial statements.

3

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Statement of Cash Flows (unaudited)

For the six-month period ended September 30, 2011

(expressed in U.S. dollars)

Cash flows from operating activities:
Net decrease in members’ equity from operations	$(177,717)
Adjustments to reconcile net decrease in members’ equity from operations to net cash from operating activities:
Net loss allocated from Old Field Fund, LDC	177,717

Net cash from operating activities	—
Net change in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Non-cash financing activity:
Liquidating distributions paid from Old Field Fund, LDC directly to the Old Field Fund, LLC members	$14,346,578

See notes to financial statements.

4

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

September 30, 2011

NOTE A – ORGANIZATION

Old Field Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on July 21, 2006 and commenced operations on February 1, 2007. The Fund is a feeder fund and invests substantially all of its investable assets in Old Field Fund, LDC (the “Offshore Feeder”), which is a Cayman Islands limited duration company. The Offshore Feeder serves as an intermediate entity through which the Fund invests in Old Field Master Fund, LLC (the “Master Fund”), a limited liability company, which is a fund of hedge funds. The Offshore Feeder Fund makes no independent investment decisions and has no investment or other discretion over its assets. The purpose of the Master Fund is to invest in private investment funds to achieve capital appreciation. The financial statements of the Master Fund for the period ended September 30, 2011, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. Marwood Alternative Assets Management, LLC (the “Investment Adviser”), a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission and is responsible for the investment decisions of the Master Fund.

As of September 30, 2011, one member represented approximately 94% of the members’ equity of the Fund.

[1]    Liquidation of Fund:

At a meeting held on November 16, 2010, the Board of Managers of the Fund (the “Board”) resolved to discontinue operations of the Master Fund and the Fund and wind down operations in an orderly fashion. Accordingly, the Master Fund and the Fund are in the process of liquidation as of September 30, 2011. In connection with the liquidation, the Board appointed the Investment Adviser as the Master Fund’s and the Fund’s liquidator, and accordingly, the Investment Adviser has the authority to take all actions necessary to wind up the affairs of the Master Fund and the Fund and distribute the liquidation proceeds to the members in accordance with the Fund’s Limited Liability Company Agreement. The Master Fund ceased new investment activity and does not intend to make any new investments. Cash has been distributed to members on a pro rata basis as determined by the Fund’s liquidator, which can be either upon the disposition of investments in investment funds less any applicable expenses, or at the time the Fund’s liquidator determines in accordance with the plan of liquidation (see Note D). Due to the illiquid nature of the remaining investments, such liquidation and ensuing cash distributions are expected to take longer than a year. Once all the remaining investments in investment funds are liquidated, the balance of the Master Fund’s remaining assets, subject to costs and expenses associated with the Master Fund’s and Fund’s liquidation and legal dissolution, will be distributed. As a result of adopting the plan of liquidation, a liquidating distribution of $16,196,137 was paid in February 2011. Liquidating distributions of $10,747,437 and $3,599,141 were paid in May 2011 and July 2011, respectively.

NOTE B – SIGNIFICANT ACCOUNTING POLICIES

[1]    Basis of accounting:

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”). The Fund’s fiscal year end is March 31.

[2]    Liquidation basis of accounting:

The accompanying financial statements have been presented on the liquidation basis of accounting, which presents assets at their net realizable values and liabilities at their estimated settlement amounts and include estimates for future costs expected to be incurred during liquidation period that are reasonably estimable. This change in accounting did not materially affect the members’ capital. The change to the liquidation basis of accounting had no material effect on the financial statements of the Fund as assets and liabilities were already stated at fair value. Since the final date of liquidation is uncertain and the remaining

5

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

September 30, 2011

NOTE B – SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[2]    Liquidation basis of accounting (continued):

investments in the Master Fund will be sold over a period of time, the investments in investment funds in the Master Fund are valued at their fair value as is determined by the Investment Adviser at September 30, 2011, and only costs estimable at such date have been accrued for. It is anticipated that during the liquidation period the fair value of the remaining investments will fluctuate and expenses will be incurred which have not yet been accrued for. Accordingly, estimated assets in liquidation in the accompanying statement of assets, liabilities and members’ equity are subject to change based upon these and other factors that may develop in the liquidation process.

[3]    Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[4]    Investments and revenue recognition:

The Fund’s investment in the Offshore Feeder is valued at fair value, which is the Fund’s proportionate interest in the net assets of the Master Fund through its investment in the Offshore Feeder, as determined by the management of the Fund. The performance of the Fund is directly affected by the performance of the Master Fund. Because of the inherent uncertainty of the valuation of this investment, the estimate of fair value may differ from the value that would have been used had a ready market for the investment existed, and the difference could be material.

The Fund records its proportionate share of the Master Fund’s income, expenses and realized and unrealized gain and losses on a monthly basis. In addition, the Fund bears its own expenses, if any. As described in Note A, the Fund has an indirect investment in the Master Fund which represents 99.98% of the Master Fund’s net members’ equity.

[5]    Income taxes:

The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been “passed through” to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 740, Income Taxes (formerly FASB Interpretation No. 48), as amended by Accounting Standards Update 2009-06, Implementation Guidance on Accounting for Uncertainty in Taxes and Disclosures Amendments for Nonpublic Entities (“ASC 740”), requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the six-month period ended September 30, 2011, the Fund did not recognize any amounts for unrecognized tax benefits in connection with ASC 740. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. The Fund did not record

6

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

September 30, 2011

NOTE B – SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[5]    Income taxes (continued):

any interest or penalties during the six-month period ended September 30, 2011. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[6]    Fair value of financial instruments:

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments and block discounts are not applied to Level 1 investments.

•

Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, quoted prices in markets that are not active, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund has a 99.98% interest in the Master Fund through its investment in the Offshore Feeder as of September 30, 2011. The investment in the Offshore Feeder is carried at its estimated fair value which is based on the Offshore Feeder’s proportionate interest of the net asset value of the Master Fund, as determined by management of the Master Fund. The Fund’s investment in the Offshore Feeder has been classified as Level 3 since it is unable to redeem its investment in the Offshore Feeder as of September 30, 2011 and it does not have the ability to redeem the investment in the near term. The categorization within the hierarchy does not necessarily correspond to the Investment Adviser’s perceived risk of an investment in the Master Fund through its investment in the Offshore Feeder, nor the level of the investments held within the Master Fund. Because of the inherent uncertainty of the valuation of this investment, the estimate of fair value may differ from the value that would have been used had an observable market for the investment existed, and the difference could be material.

The Investment Adviser believes more relevant disclosure regarding fair value measurements relates to the Master Fund’s investment portfolio. Such disclosure can be found in the notes to the Master Fund’s financial statements attached hereto.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

7

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

September 30, 2011

NOTE B – SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[6]    Fair value of financial instruments (continued):

Investment in Offshore Feeder
Balance as of 4/1/11	$19,485,890
Net investment loss allocated from Offshore Feeder	(64,564)
Realized gain allocated from Offshore Feeder	861,172
Change in unrealized depreciation allocated from Offshore Feeder	(974,325)
Liquidating distributions	(14,346,578)
Net transfers in/and or out of Level 3	—

Balance as of 9/30/11	$4,961,595

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2010-06, Improving Disclosures About Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends Topic 820, Fair Value Measurements and Disclosures to add new requirements for disclosures about transfers into and out of Levels 1 and 2, and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. This update also clarifies existing fair value disclosures about level of disaggregation for the classes of assets and liabilities and the disclosures about the inputs and valuation techniques used to measure fair value. ASU 2010-06 is effective for the interim and annual periods beginning after December 15, 2009 and for the periods beginning after December 15, 2010 for the new Level 3 disclosures. The adoption of ASU 2010-06 new disclosures and clarification of existing disclosures did not have a material impact on the Fund’s financial statements.

[7]    Subsequent Events:

Management had considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

NOTE C – OFF-BALANCE SHEET AND OTHER RISKS

The investment funds in which the Master Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Master Fund’s risk of loss in these investment funds is limited to the value of these investments reported by the Master Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period. The Master Fund’s concentration and other risks are discussed in the notes to the Master Fund’s financial statements which are attached to this report and are an integral part of these financial statements.

In the normal course of its operations, the Fund and the Master Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund and the Master Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund and the Master Fund that have not yet occurred. However, the Fund and the Master Fund has not had prior claims of losses pursuant to these contracts and expects the risk of loss to be remote.

8

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

September 30, 2011

NOTE D – ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Prior to liquidation, units in the Fund were offered and could be purchased on a monthly basis or at such other times as determined by the Board. The Board of the Fund may discontinue accepting subscriptions at any time. Units were sold at the net asset value per unit as of the date on which the subscription is accepted. At inception of the Fund the units were sold at $100 per unit. As result of the approved liquidation plan, the Board suspended all subscriptions.

Prior to liquidation, members did not have the right to require the Fund to redeem any or all of its units. The Fund was allowed to repurchase units pursuant to written tenders by members at such times, amounts, and terms as may be determined by the Board of the Fund, in its sole discretion. Any member tendering units for repurchase less than one year following the date of their initial purchase would be subject to an early withdrawal charge of 2.00% of the repurchase proceeds.

As a result of adopting the plan of liquidation, the Fund shall distribute all of its remaining assets in cash payments or in kind at the discretion of the Board on a “Liquidation Date” as determined by the Fund’s liquidator. Liquidating distributions are expected to be paid to members of the Fund via Old Field Fund LDC directly and not paid by the Fund, upon distributions received from the Master Fund. The amount of the liquidating distribution paid to members on a Liquidation Date shall be determined on a pro rata basis in accordance with the balances of the members’ respective capital accounts. Liquidating distributions will be accrued when amounts are fixed and determinable.

Net income or losses are allocated to all members in proportion to their respective units.

Transactions in units of beneficial interest outstanding for the six-month period ended September 30, 2011 were as follows:

Balance April 1, 2010	Units Distributed	Balance March 31, 2011
227,106	166,887	60,219

NOTE E – EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Master Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund and the Master Fund, to the extent necessary to limit the ordinary operating expenses of the Fund and the Master Fund, in the aggregate, to 2.00% per annum of the Fund’s and the Master Fund’s average monthly net assets (the “Expense Limitation”). Effective February 14, 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. Such expense limitation, which expired on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011. Upon expiration, such expense limitation was renewed for an additional one-year period expiring on March 31, 2012. In consideration of the Investment Adviser’s agreement to limit the Fund’s and Master Fund’s expenses, the Fund and the Master Fund will carry forward the amount of the expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Master Fund. See Master Fund for further disclosure regarding this agreement.

9

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

September 30, 2011

NOTE F – FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members’ equity and the Fund’s ratios of net investment loss and expenses to average net assets and total return:

	For the six-month period ended September 30, 2011 (unaudited)		For the year ended March 31, 2011	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2008	For the period from February 1, 2007 (commencement of operations) through March 31, 2007
Per unit operating performance:
Members’ equity, beginning of period	$85.80		$83.30	$74.86	$94.13	$101.09	$100.00
Income (loss) from investment operations:
Net investment loss allocated from offshore feeder(1)	(1.07)		(1.41)	(1.43)	(1.32)	(1.75)	(0.27)
Net realized/unrealized gain/(loss) on investments in investment funds allocated from offshore feeder(1)	(2.34)		3.91	9.87	(17.95)	(5.21)	1.36

Total income/(loss) from investments	(3.41)		2.50	8.44	(19.27)	(6.96)	1.09

Members’ equity, end of period	$82.39		$85.80	$83.30	$74.86	$94.13	$101.09

Members’ equity, end of period (000’s)	$4,962		$19,486	$34,924	$31,387	$39,464	$35,390

Total return	(3.97)%		3.00%	11.27%	(20.47)%	(6.89)%	1.09	% *
Portfolio turnover**	7.72%		12.58%	46.65%	21.30%	22.45%	0%
Ratio to average members’ equity:
Expenses, before reimbursement	3.13	% (2)	1.97%	2.24%	1.75%	2.06%	0.45	% *
Reimbursement	(1.86)%		(0.26)%	(0.44)%	(0.16)%	(0.12)%	(0.11	)% *

Expenses, after reimbursement	1.28	% (2)	1.71%	1.80%	1.59%	1.94%	0.34	% *

Net investment loss, before reimbursement	(3.12	)% (2)	(1.96)%	(2.24)%	(1.70)%	(1.88)%	(0.38	)% *
Reimbursement	1.86%		0.26%	0.44%	0.16%	0.12%	0.11	% *

Net investment loss, after reimbursement	(1.26	)% (2)	(1.70)%	(1.80)%	(1.54)%	(1.76)%	(0.27	)% *

*	Not annualized.
**	Represents the Portfolio Turnover of the Old Field Master Fund, LLC
(1)	Based on average units outstanding.
(2)	For the six-months period ended September 30, 2011. All ratios for the period have been annualized.

The net investment loss and expense ratios are calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor’s share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis. The ratios are inclusive of allocations from the offshore feeder.

10

Semi-Annual Report (Additional Information)

Old Field Fund, LLC (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission’s website at http://www.sec.gov.

Exhibit A

Old Field Master Fund, LLC

(In the Process of Liquidation)

Semi-Annual Report (unaudited)

September 30, 2011

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

FINANCIAL STATEMENTS (unaudited)

For the six-month period ended

September 30, 2011

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Assets, Liabilities, and Members’ Equity (unaudited)

September 30, 2011

(expressed in U.S. dollars)

ASSETS

Investments in investment funds, at fair value (cost $4,744,529)	$2,848,541
Cash and cash equivalents	462,665
Redemptions receivable from investment funds	1,278,118
Due from Investment Adviser	469,001

Total assets	5,058,325

LIABILITIES

Management fee payable	12,647
Professional fees payable	50,198
Administration fee payable	24,780
Accrued expenses and other liabilities	7,922

Total liabilities	95,547

MEMBERS’ EQUITY	$4,962,778

Value of members’ equity per unit - based on 60,234 units of beneficial interest outstanding	$82.39

Analysis of members’ equity
Capital Subscriptions	42,020,000
Capital Distributions	(30,550,000)
Accumulated undistributed net investment loss	(2,541,086)
Accumulated undistributed net realized loss on investments in investment funds	(2,070,148)
Net unrealized depreciation on investments in investment funds	(1,895,988)

MEMBERS’ EQUITY	$4,962,778

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds (unaudited)

September 30, 2011

(expressed in U.S. dollars)

Investment Objective as a Percentage of Total Investments

Investment Strategy/Name	First Acquisition Date	Number of Shares	Cost	Fair Value	Percentage of Members’ Equity[1]	% in Side Pockets[2]	Liquidity[3]	Expiration Date of Lock- Up Period[4]

Distressed:
Credit Distressed Blue Line Offshore Fund, Ltd.	12/1/2009	71	$125,000	$168,792	3.40%	—	Quarterly	N/A
York Credit Opportunities Unit Trust	9/1/2009	11,313	500,000	584,131	11.77%	—	Annually	N/A

Total Distressed			625,000	752,923	15.17%

Event Driven:
Altima Global Special Situations Fund, Ltd.	5/1/2008	7	—	6,493	0.13%	2.36%	Monthly	N/A
Montrica Global Opportunities Fund	2/1/2007	683	58,770	42,923	0.86%	100.00%	N/A11	N/A
Owl Creek Overseas Fund, Ltd.	7/1/2009	233	250,000	235,083	4.74%	—	Annually	N/A
Perry Partners International, Inc.	5/1/2007	1,300	88,628	109,255	2.20%	100.00%	N/A9	N/A

Total Event Driven			397,398	393,754	7.93%

Fixed Income Relative Value:
The Drake Absolute Return Fund, Ltd.	2/1/2007	93	185,096	120,764	2.43%	—	Quarterly[6]	N/A

Total Fixed Income Relative Value			185,096	120,764	2.43%

Fundamental Market Neutral:
Level Global Overseas, Ltd.	5/1/2009	31	14,085	16,258	0.33%	—	Quarterly	N/A

Total Fundamental Market Neutral:			14,085	16,258	0.33%

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.	8/1/2008	784	102,536	100,489	2.03%	100.00%	N/A9	N/A
Broad Peak Fund, Ltd.	1/1/2010	269	14,495	9,431	0.19%	—	Quarterly[10]	[8]

Total Multi-Strategy Relative Value			117,031	109,920	2.22%

See notes to financial statements

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds (unaudited)(concluded)

September 30, 2011

(expressed in U.S. dollars)

Investment Strategy/Name	First Acquisition Date	Number of Shares/ Ownership %	Cost	Fair Value	Percentage of Members’ Equity[1]	% in Side Pockets[2]	Liquidity[3]	Expiration Date of Lock- Up Period[4]

Structured Credit:
Cerberus International SPV, Ltd.[7]	9/1/2007	1,052	$1,344,455	$1,286,031	25.91%	100.00%	N/A9	N/A
CPIM Structured Credit Fund 1000 Inc.	2/1/2007	3,175	359,374	42,368	0.85%	—	Quarterly	N/A
Dune Capital International, Ltd.	2/1/2007	—	290,794	114,391	2.31%	—	Semi-Annually[6]	N/A
Petra Offshore Fund L.P.*	2/1/2007	—	1,400,000	—	0.00%	—	Quarterly[5]	N/A
Sorin Offshore Fund, Ltd.	2/1/2008	10	11,296	12,132	0.25%	—	Quarterly[6]	N/A

Total Structured Credit			3,405,919	1,454,922	29.32%

Total Investments in Investment Funds			$4,744,529	$2,848,541	57.40%

[1]	Percentages are based on members’ equity at end of period of $4,962,778.
[2]	Percentages of assets invested in side pockets.
[3]	Available frequency of redemptions after initial lock-up period.
[4]

Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after March 31, 2011 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

[5]	Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.
[6]	Investment fund is in the process of an orderly wind-down with the return of capital to investors. The Fund can not estimate when the wind-down will be completed.
[7]

On September 30, 2009, the investment in Cerberus International, Ltd. (the “Original Invested Company”) was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities assets and liabilities (excluding deferred inventive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares. The Investment Fund is liquidating its assets, hence all redemption are suspended.

[8]	Class A2 – First business day after the last valuation date of the first quarter of 2011.

Class S – Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.

[9]	The Fund’s remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.
[10]	25% Fund level gate.
[11]

Investment at September 30, 2011 represents the Fund’s investment in special situation shares (“SSS”). The SSS are not redeemable at the option of the holder. The Fund can not estimate when the shares will be redeemed.

*	See Note B [4] – Investments valuation and revenue recognition.

At September 30, 2011, the aggregate cost of investments for tax purposes was $4,744,529. Net unrealized depreciation on investments for tax purposes was $(1,895,988), consisting of $158,052 of gross unrealized appreciation and $(2,054,040) of gross unrealized depreciation.

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Operations (unaudited)

For the six-month period ended September 30, 2011

(expressed in U.S. dollars)

Investment income:
Interest	$989

Expenses:
Management fee	79,547
Less: management fee waived – voluntary	(35,933)
Professional fees	56,000
Administration fee	50,150
Directors fee	7,500
Other	4,135

Total expenses	161,399
Fund expense limitation and reimbursement waiver – involuntary	(95,831)

Net expenses	65,568

Net investment loss	(64,579)

Realized and unrealized gain/(loss) on investments in investment funds
Net realized gain on investments in investment funds	861,377
Net change in unrealized depreciation on investments in investment funds	(974,558)

Net realized and unrealized loss	(113,181)

Net decrease in members’ equity from operations	$(177,760)

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Changes in Members’ Equity

(expressed in U.S. dollars)

	For the six-month period ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
From Operations:
Net change in unrealized depreciation on investments in investment funds	$(974,558)	$(1,074,287)
Net realized gain on investments in investment funds	861,377	2,359,163
Net investment loss	(64,579)	(527,099)

Net (decrease)/increase in members’ equity from operations	(177,760)	757,777

Members’ equity transactions
Liquidating distribution of units - (166,926 and 192,196 units for the six-month period ended September 30, 2011 and year ended March 31, 2011, respectively)	(14,350,000)	(16,200,000)

Net decrease in members’ equity	(14,527,760)	(15,442,223)
Members’ equity at beginning of period	19,490,538	34,932,761

Members’ equity at end of period	$4,962,778	$19,490,538

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Cash Flows (unaudited)

For the six-month period ended September 30, 2011

(expressed in U.S. dollars)

Cash flows from operating activities:
Net decrease in members’ equity from operations	$(177,760)
Adjustments to reconcile net decrease in members’ equity from operations to net cash provided by operating activities:
Net change in unrealized depreciation on investment in investment funds	974,558
Net realized gain on investments in investments funds	(861,377)
Purchase of investments in investment funds	(460,262)
Proceeds from redemptions received from investments in investment funds	5,950,861
Changes in:
Redemptions receivable from investments in investment funds	7,434,103
Due from Investment Adviser	(95,830)
Management fee payable	(35,932)
Professional fees payable	448
Administration fee payable	(25,370)
Accrued expenses and other liabilities	6,558

Net cash provided by operating activities	12,709,997

Cash flows from financing activities:
Liquidating distributions	(14,350,000)

Net cash flows used in financing activities	(14,350,000)

Net decrease in cash and cash equivalents	(1,640,003)
Cash and cash equivalents at beginning of period	2,102,668

Cash and cash equivalents at end of period	$462,665

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2011

NOTE A – ORGANIZATION

Old Field Master Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation and is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the “Investment Adviser”), an affiliated entity, a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission (the “SEC”) and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure. As of September 30, 2011, Old Field Fund, LLC (the “Domestic Feeder”), through Old Field Fund, LDC (the “Offshore Feeder”) which serves as an intermediary entity, is the primary member (99.98% indirect investment) of the Fund. The Investment Adviser owns the remaining 0.02% of the Fund.

[1]    Liquidation of Fund:

At a meeting held on November 16, 2010, the Board of Managers of the Fund (the “Board”) resolved to discontinue operations of the Fund and wind down operations of the Fund in an orderly fashion. Accordingly, the Fund is in the process of liquidation as of September 30, 2011. In connection with the liquidation, the Board appointed the Investment Adviser as the Fund’s liquidator, and accordingly, the Investment Adviser has the authority to take all actions necessary to wind up the affairs of the Fund and distribute the liquidation proceeds to the members of the Fund in accordance with the Limited Liability Company Agreement of the Fund. The Fund ceased new investment activity and does not intend to make any new investments. Cash has been distributed to members on a pro rata basis as determined by the Fund’s liquidator, which can be either upon the disposition of investments in investment funds less any applicable expenses, or at the time the Fund’s liquidator determines in accordance with the plan of liquidation (see Note F). Due to the illiquid nature of the remaining investments, such liquidation and ensuing cash distributions are expected to take longer than a year. Once all the remaining investments in investment funds are liquidated, the balance of the Fund’s remaining assets, subject to costs and expenses associated with the Fund’s liquidation and legal dissolution, will be distributed. As a result of adopting the plan of liquidation, a liquidating distribution of $16,200,000 was paid in February 2011. Liquidating distributions of $10,750,000 and $3,600,000 were paid in May 2011 and July 2011, respectively.

NOTE B – SIGNIFICANT ACCOUNTING POLICIES

[1]    Basis of accounting:

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”). The Fund’s fiscal year end is March 31.

[2]    Liquidation basis of accounting:

The accompanying financial statements have been presented on the liquidation basis of accounting, which presents assets at their net realizable values and liabilities at their estimated settlement amounts and include estimates for future costs expected to be incurred during liquidation period that are reasonably estimable. This change in accounting from a going concern basis did not materially affect the members’ capital. The change to the liquidation basis of accounting had no material effect on the financial statements of the Fund as assets and liabilities were already stated at fair value. Since the final date of liquidation is uncertain and the remaining investments will be sold over a period of time, the investments in investment funds are valued in the accompanying financial statements at their fair value as is determined by the Investment Adviser at September 30, 2011, and only costs estimable at such date have been accrued for. It is anticipated that during the liquidation period the fair value of the remaining investments will fluctuate and expenses will be incurred which have not yet been accrued for. Accordingly, estimated assets in liquidation in the accompanying statement of assets, liabilities and members’ equity are subject to change based upon these and other factors that may develop in the liquidation process.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2011

NOTE B – SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[3]    Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[4]    Investments valuation and revenue recognition:

Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds’ net assets as reported to the Fund by such entities. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds.

The Fund’s valuation procedures require the Investment Adviser to consider all relevant information available at the time the Fund values its assets. The Investment Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an investment manager does not represent the fair value of the Fund’s interests in an investment fund. Although redemptions of interests in investment funds are subject to advance notice requirements, investment funds typically will make available net asset value information to their investors which will represent the price at which, even in absence of redemption activity, the investment fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the investment fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular investment fund, the Fund could consider whether it was appropriate on an investment by investment basis, in light of all relevant circumstances, not to utilize the practical expedient to value the investment fund’s net asset value (further described in Note B[9]), and adjust such value to reflect a premium or discount to net asset value. Any such decision must be made using considerable judgment, and is subject to the review and supervision of the Board.

Due to the nature of the investments held by the investment funds that the Fund invests with, changes in market conditions and the economic environment may significantly impact the net asset value (“NAV”) of these investment funds and fair value of the Fund’s interests in an investment fund. Furthermore, changes to the liquidity provisions of the investment funds may significantly impact the fair value that will be realized, of the Fund’s interests in an investment fund at the time of redemption, and the differences could be material. Under some circumstances, the Fund or the Investment Adviser may determine, based on other information available to the Fund or the Investment Adviser, that an investment fund’s reported valuation does not represent fair value. A discount may be taken if the Board believes that the NAV does not represent fair value, or if suspended/limited redemptions have an impact on the fair value of the NAV on an investment by investment basis. In addition, the Fund may not have an investment fund’s reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such investment fund based on any relevant information available at the time.

With respect to an investment fund the Fund invests with, the Board has approved a fair valuation methodology recommended by management that reflects a discount to the valuation provided by the investment manager. This investment was valued at zero as of September 30, 2011. The value of this investment fund shown in the Schedule of Investments reflects this adjusted valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Board determines is warranted.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2011

NOTE B – SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[4]    Investments valuation and revenue recognition (continued):

Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. Net realized appreciation (depreciation) of investments in private investment funds are recorded based on the Fund’s proportionate share of the aggregate amount of appreciation (depreciation) recorded by each underlying investment fund. It includes the Fund’s share of interest and dividend income and expense, and realized and unrealized gains and losses on securities held by the underlying investment funds, net of operating expenses and fees. Realized gains and losses on withdrawals from investment vehicles are recognized on a average cost basis. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned. Redemption requests not yet paid from underlying investment vehicles are reflected as redemption receivable from investment funds on the statement of assets, liabilities and members equity as of September 30, 2011.

Interest income is recorded on an accrual basis.

[5]    Schedule of Investments in Investment Funds:

The accompanying schedule of investments in investment funds consists principally of investments in investment funds that hold investments which are located in various countries. They are classified by investment strategy which represents management’s belief as to the most meaningful presentation of the classification of the Fund’s investments. There are no unfunded commitments to the investments in investment funds.

Investment Funds’ Investment Strategies:

Distressed

These investment funds invest in, and occasionally sell short, the securities of companies where the security’s price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the investment manager’s style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain investment managers, but it is not typical in this strategy.

Event Driven

Event Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the “event” internally.

Fixed Income Relative Value

Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company’s capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these investment funds can profit even from small mis-pricings.

Fundamental Market Neutral

Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2011

NOTE B – SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[5]    Schedule of Investments in Investment Funds (continued):

Investment Funds’ Investment Strategies (continued):

Multi-Strategy Relative Value

In Multi-Strategy Relative Value funds, the investment manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

Structured Credit

Investment managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company’s assets. The investment manager is usually the “lender of last resort” and will lend at terms that are beneficial to the investment fund.

[6]    Cash and cash equivalents:

For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of the maximum amount insured by the SIPC at September 30, 2011.

[7]    Income taxes:

The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been “passed through” to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 740, Income Taxes (formerly FASB Interpretation No. 48), as amended by Accounting Standards Update 2009-06, Implementation Guidance on Accounting for Uncertainty in Taxes and Disclosures Amendments for Nonpublic Entities (“ASC 740”), requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the six-month period ended September 30, 2011, the Fund did not recognize any amounts for unrecognized tax benefits in connection with ASC 740. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. The Fund did not record any interest or penalties during the six-month period ended September 30, 2011. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[8]    Administration agreement:

The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement. This fee is based on the Fund’s month-end net asset value as well as the number of investors invested in the Fund.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2011

NOTE B – SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[9]    Fair value of financial instruments:

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments and block discounts are not applied to Level 1 investments.

•

Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, quoted prices in markets that are not active, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization within the hierarchy does not necessarily correspond to the Investment Advisor’s perceived risk of the investments in investment funds, nor the level of the investments held within these investments in investment funds.

Classification within the fair value hierarchy of an investment that is measured at net asset value per share (or its equivalent) requires judgment and consideration of the following:

•

If a reporting entity has the ability to redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date, the fair value measurement of the investment shall be categorized as a Level 2 fair value measurement.

•

If a reporting entity will never have the ability to redeem its investment with the investee at net asset value per share (or its equivalent), the fair value measurement of the investment shall be categorized as a Level 3 fair value measurement.

•

If a reporting entity cannot redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date but the investment may be redeemable with the investee at a future date (for example, investments subject to a lockup or gate or investments whose redemption period does not coincide with the measurement date), the reporting entity shall consider the length of time until the investment will become redeemable in determining whether the fair value measurement of the investment shall be categorized as a Level 2 or a Level 3 fair value measurement. For example, if the reporting entity does not know when it will have the ability to redeem the investment or it does not have the ability to redeem the investment in the near term at net asset value per share (or its equivalent), the fair value measurement of the investment shall be categorized as a Level 3 fair value measurement.

The Investment Adviser uses the market approach valuation technique to value its investments in investment funds. An investment in an investment fund is carried at its estimated fair value which is based on the Fund’s proportionate share of the underlying net assets of the underlying investment vehicles as reported to the Fund by such entities at the reporting date.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2011

NOTE B – SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[9]    Fair value of financial instruments (continued):

The following criteria were used to determine the classification of the Fund’s investments:

•

Liquidity terms of each Investment – Investments which allow for a full redemption at least on a quarterly basis without restrictions are generally classified as Level 2; all others are classified as Level 3 investments.

•	Redemption restrictions – Investments are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:

•	Investments which are potentially subject to a fund-level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.

•	Investments which are potentially subject to a redemption fee will be classified as Level 3 investments.

•

Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the investee fund manager’s operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the investee fund manager).

In certain cases, as described in Note B [3], the Investment Adviser would determine the fair value of such underlying investment vehicle based on any relevant information available at the time. Depending on the relative significance of adjustments made to the reported net asset value, these underlying investment vehicles may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The following are the Fund’s classes of assets measured at fair value at September 30, 2011, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

Description	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents - money market	$462,665	$—	$—	$462,665
Investments in investment funds:
Distressed	—	168,792	584,131	752,923
Event Driven	—	—	393,754	393,754
Fixed Income Relative Value	—	—	120,764	120,764
Fundamental Market Neutral	—	—	16,258	16,258
Multi-Strategy relative Value	—	—	109,920	109,920
Structured Credit	—	—	1,454,922	1,454,922

Total Assets	$462,665	$168,792	$2,679,749	$3,311,206

During the six-month period ended September 30, 2011, the Fund did not have any significant transfers between Level 1 and Level 2.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2011

NOTE B – SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[9]    Fair value of financial instruments (continued):

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Investment Funds	Distressed	Event Driven	Fixed Income Relative Value	Fundamental Market Neutral	Multi-Strategy Relative Value	Structured Credit
Balance as of 4/1/11	$4,813,717	$1,596,639	$1,042,620	$122,168	$—	$561,724	$1,490,566
Realized gain (loss)	236,450	199,374	53,050	(1,609)	—	(883)	(13,482)
Change in unrealized appreciation (depreciation)	(377,749)	(294,806)	(129,741)	3,342	2,173	(3,101)	44,384
Net purchases	14,085	—	—	—	14,085	—	—
Net sales	(2,058,241)	(917,076)	(572,175)	(3,137)	—	(447,820)	(118,033)
Transfers into of Level 3[1]	51,487	—	—	—	—	—	51,487

Balance as of 9/30/11	$2,679,749	$584,131	$393,754	$120,764	$16,258	$109,920	$1,454,922

Net change in unrealized gain/(loss) relating to investments held at 9/30/11[2]	$(313,440)	$(230,497)	$(129,741)	$3,342	$2,173	$(3,101)	$44,384

[1]	Investment Funds were transferred from Level 2 to Level 3 because the Fund is in liquidation and distributions are tentative.
[2]	The unrealized gain (loss) is included in net change in unrealized depreciation on investments in investment funds in the Statement of Operations.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2010-06, Improving Disclosures About Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends Topic 820, Fair Value Measurements and Disclosures to add new requirements for disclosures about transfers into and out of Levels 1 and 2, and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. This update also clarifies existing fair value disclosures about level of disaggregation for the classes of assets and liabilities and the disclosures about the inputs and valuation techniques used to measure fair value. ASU 2010-06 is effective for the interim and annual periods beginning after December 15, 2009 and for the periods beginning after December 15, 2010 for the new Level 3 disclosures. The adoption of ASU 2010-06 new disclosures and clarification of existing disclosures did not have a material impact on the Fund’s financial statements.

[10]    Subsequent events:

Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2011

NOTE C – RELATED PARTY TRANSACTIONS

Management fees:

Under the investment advisory agreement dated August 23, 2006 between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to 0.125% (1.5% per annum) of the aggregate value of the outstanding interests of the Fund as of the last day of each month. Effective February 14, 2008, the Investment Adviser waived a portion of the Fund’s management fees such that the fee effectively would be reduced to 0.083% (1% per annum) of the aggregate value of interests for a fourteen-month period starting February 2008. Such waiver, expiring on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011. Management fees for the period ended September 30, 2011 were $79,547. Such fees were reduced by $35,933 during the year due to the aforementioned management fee waiver. The management fee will continue to be charged during the process of liquidation. The above waiver was renewed for an additional one-year period expiring on March 31, 2012.

NOTE D – FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund’s risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period. If the Fund were to seek to liquidate its investment in an investment fund which maintains investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment promptly. In such cases, during the period until the Fund fully liquidates its interest in the investment fund, the value of its investment would fluctuate.

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE E – EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Domestic Feeder have entered into an expense limitation and reimbursement agreement dated September 22, 2006 (the “Expense Limitation Agreement”) under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund’s and the Domestic Feeder’s average monthly net assets (the “Expense Limitations”). Effective February 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. Such expense limitation, expiring on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011. Upon expiration, such expense limitation was renewed for an additional one-year period expiring on March 31, 2012. In consideration of the Investment Adviser’s agreement to limit the Fund’s and the Domestic Feeder’s expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. The due from Investment Adviser of $469,001 represents the amount due under this Expense Limitation Agreement. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund’s or the Domestic Feeder’s ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2011

NOTE F – ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Prior to liquidation, units in the Fund were offered and could be purchased on a monthly basis or at such other times as determined by the Board. The Board of the Fund could discontinue accepting subscriptions at any time. Units were sold at the net asset value per unit as of the date on which the subscription was accepted. As result of the approved liquidation plan, the Board suspended all subscriptions.

Prior to liquidation, members did not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund was allowed to repurchase units at such times, amounts and terms as determined by the Board of the Fund, in its sole discretion.

As a result of adopting the plan of liquidation, the Fund shall distribute all of its remaining assets in cash payments or in kind at the discretion of the Board on a “Liquidation Date” as determined by the Fund’s liquidator. The amount of the liquidating distribution paid to members on a Liquidation Date shall be determined on a pro rata basis in accordance with the balances of the members’ respective capital accounts. Liquidating distributions will be accrued when amounts are fixed and determinable.

Net income or losses are allocated to all members in proportion to their respective units.

Transactions in units of beneficial interest outstanding for the six-month period ended September 30, 2011 were as follows:

Balance April 1, 2011	Units Distributed	Balance September 30, 2011
227,160	166,926	60,234

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements (unaudited)

September 30, 2011

NOTE G – FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members’ equity and the Fund’s ratios of net investment loss and expenses to average net assets and total return:

	For the six-month period ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2008	For the period from February 1, 2007 (commencement of operations) through March 31, 2007
Per unit operating performance:
Members’ equity, beginning of period	$85.80		$83.30		$74.86		$94.13		$101.09	$100.00
Income (loss) from investment operations:
Net investment loss(1)	(1.07)		(1.41)		(1.43)		(1.32)		(1.75)	(0.27)
Net realized/unrealized gain/(loss) on investments in investment funds	(2.34)		3.91		9.87		(17.95)		(5.21)	1.36

Total income/(loss) from investments	(3.41)		2.50		8.44		(19.27)		(6.96)	1.09

Members’ equity, end of period	$82.39		$85.80		$83.30		$74.86		$94.13	$101.09

Members’ equity, end of period (000’s)	$4,963		$19,491		$34,933		$31,394		$39,474	$35,400

Total return	(3.97)%		3.00%		11.27%		(20.47)%		(6.89)%	1.09%
Portfolio turnover	7.72%		12.58%		46.65%		21.30%		22.45%	0%
Ratio to average members’ equity:
Expenses, before reimbursement	3.13	%(6)(7)	1.97	%(5)	2.24	%(4)	1.75	%(3)	2.06%	0.45	%*
Reimbursement	(1.86)%		(0.26)%		(0.44)%		(0.16)%		(0.12)%	(0.11	)%*

Expenses, after reimbursement(2)	1.28	%(6)(7)	1.71	%(5)	1.80	%(4)	1.59	%(3)	1.94%	0.34	%*

Net investment loss, before reimbursement	(3.12	)%(6)(7)	(1.96	)%(5)	(2.24	)%(4)	(1.70	)%(3)	(1.88)%	(0.38	)%*
Reimbursement	1.86%		0.26%		0.44%		0.16%		0.12%	0.11	%*

Net investment loss, after reimbursement	(1.26	)%(6)(7)	(1.70	)%(5)	(1.80	)%(4)	(1.54	)%(3)	(1.76)%	(0.27	)%*

*	Not annualized.
(1)	Based on average units outstanding.
(2)	Does not include expenses of the underlying funds in which the fund invests.
(3)

Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 2.25% before reimbursement and 2.09% after reimbursement. The net investment loss ratio to average net assets would have been (2.20)% before reimbursement and (2.04)% after reimbursement.

(4)

Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 2.75% before reimbursement and 2.30% after reimbursement. The net investment loss ratio to average net assets would have been (2.74)% before reimbursement and (2.30)% after reimbursement.

(5)

Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 2.46% before reimbursement and 2.20% after reimbursement. The net investment loss ratio to average net assets would have been (2.45)% before reimbursement and (2.19)% after reimbursement.

(6)

Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 3.83% before reimbursement and 1.97% after reimbursement. The net investment income/(loss) ratio to average net assets would have been (2.42)% before reimbursement and 1.95% after reimbursement.

(7)	For the six-months period ended September 30, 2011. All ratios for the period have been annualized.

The net investment loss and expense ratios are calculated for all members taken as a whole. They do not include the Fund’s proportionate share of income and expenses of the underlying fund, as performance for these funds is recorded net of these items. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor’s share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

Semi-Annual Report (Additional Information)

Old Field Master Fund, LLC (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSRS.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

a)(1) Portfolio Managers

The day-to-day management of the Registrant’s portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of Robeco Investment Management, Inc., and Darren S. Wolf, a Vice President of the Robeco-Sage division of Robeco Investment Management, Inc. Investment decisions for the Registrant are made with the oversight of Robeco Investment Management, Inc.’s Investment Committee, which is comprised of Mr. Platkin, Andrew Rudolph, Jill Schurtz, Glenn Sloat and Mr. Wolf.

Officers of the Adviser on the Investment Committee

Paul S. Platkin, CFA, Chief Investment Officer and Managing Director of the Robeco-Sage division of Robeco Investment Management, Inc. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending nine years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Mr. Platkin is a member of the Investment Committee. Mr. Platkin also oversees the on-site due diligence, monitoring of investment managers and portfolio construction.

Andrew Rudolph, Senior Vice President and Robeco-Sage’s Long/Short Equity Sector Head. Mr. Rudolph joined Robeco-Sage in 2009. Prior to joining the firm, he was Head of Research and Portfolio Manager with Sirius Investment Management, where he was responsible for manager research and ongoing due diligence for a broad spectrum of fund of hedge funds products. Previously, Mr. Rudolph served as the

Head of Research and Strategy Head for Credit and International Hedge Funds with Bank of America Fund of Funds. Prior affiliations include Richcourt Fund Advisors, where he conducted research in both Europe and Asia, and trading positions with Arbinet, Hess Energy Trading Company and Sempra Energy Trading. Mr. Rudolph holds a B.S. degree in Finance from State University of New York at Albany, a J.D. from Brooklyn Law School, and an MBA degree in Finance from New York University. He has 15 years of industry experience.

Mr. Rudolph is a member of the Investment Committee.

Jill Schurtz, Chief Executive Officer and Managing Director. Ms. Schurtz joined Robeco-Sage in early 2008 and served as the firm’s Chief Operating Officer until June 2010, when she assumed the role of CEO. Prior to joining the firm, she spent a year and a half at Knight Equity Markets, L.P. as a Director in Research Sales, where she worked closely with research analysts and sales traders to introduce the firm’s offerings to institutional clients, hedge funds, and other broker/dealers. Ms. Schurtz was also a lawyer with Skadden, Arps, Slate, Meagher, & Flom LLP for six years, focusing on complex tax strategies relating to financial products, capital markets transactions, and mergers and acquisitions. Her other affiliations include two years as an investment banker at U.S. Bancorp Piper Jaffray in the Communications and Computing group where she was a Vice President, and the U.S. military where she served for seven years, attaining the rank of Captain. Ms. Schurtz holds a B.S. degree from the United States Military Academy, West Point and a J.D. from Columbia University School of Law. She has 12 years of industry experience and is admitted to practice law in New York and Illinois.

Ms. Schurtz is a member of the Investment Committee.

Glenn Sloat, Director of Operational Due Diligence and Vice President of the Robeco-Sage division of Robeco Investment Management, Inc. Mr. Sloat joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm’s dedicated operational due diligence analyst. Prior to joining Robeco-Sage, Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company, where he became an Assistant Vice President in the firm’s Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University’s Stern School of Business.

Mr. Sloat is a member of the Investment Committee.

Darren S. Wolf, CFA, Vice President of the Robeco-Sage division of Robeco Investment Management, Inc. Mr. Wolf was hired by Robeco-Sage in June 2001 as a member of the analytical team. Mr. Wolf is a graduate of Yeshiva University’s Syms School of Business where he studied Finance and advanced work in Management Information Systems. Mr. Wolf earned his CFA Charter in 2005 and is a member of the New York Society of Security Analysts (NYSSA). He has six years of investment experience.

Mr. Wolf is a member of the Investment Committee. Mr. Wolf acts as a senior analyst and has responsibilities for on-site due diligence, monitoring of investment managers and portfolio construction.

(a)(2) Other Accounts

(i) The account information below is applicable to each of the above portfolio managers.

(ii)(A) Other registered investment companies managed by the portfolio managers: 9 funds with approximate total assets of $286,570,212.

(ii)(B) Other pooled investment vehicles managed by the portfolio managers: 8 funds with approximate total assets of $909,513,480.

(iii) Registered investment companies managed by the portfolio managers with incentive fees: 2 fund with approximate total assets of $31,246,527.

Pooled investment vehicles with incentive fees managed by the portfolio managers: 4 funds with approximate total assets of $169,504,937.

(iv) ) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers also manage other investment vehicles (the “Other Vehicles”). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles (“Portfolio Funds”) as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation

Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership

The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of September 30, 2011.

Portfolio Manager	Dollar Range

Paul S. Platkin	None
Andrew Rudolph	None
Jill Schurtz	None
Glenn Sloat	None
Darren S. Wolf	None

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Field Fund, LLC

By (Signature and Title)*	/s/ John T. Moore
John T. Moore, President
Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Moore
John T. Moore, Principal Executive Officer
Date: November 28, 2011

By (Signature and Title)*	/s/ Thomas J. Modzelewski
Thomas J. Modzelewski, Principal Financial Officer
Date: November 28, 2011

*	Print the name and title of each signing officer under his or her signature.